Income taxes - Summary of Reconciliation of Income Tax Benefit And The Accounting Loss (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	25.80%	25.80%	25.80%	25.80%